SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred cost of goods sold	$ 104,099		$ 21,086	$ 647
Deferred cost of goods sold, net balance	104,099		21,086	647
Other asset
Total	$ 104,099	$ 14,000	21,086	647
Less: allowance for doubtful accounts